Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PIONEER REAL ESTATE SHARES
Prospectus Date	rr_ProspectusDate	May 01, 2017
Supplement [Text Block]	pres_SupplementTextBlock
PIONEER REAL ESTATE SHARES

Supplement to the Prospectus and Summary Prospectus,
each dated May 1, 2017

INVESTMENT POLICY CHANGES

Currently, the fund may invest up to 10% of its total assets in securities of non-U.S. issuers. Up to 5% of the fund's total assets may be invested in the securities of emerging markets issuers.

Effective January 1, 2018, the fund may invest up to 25% of its total assets in securities of non-U.S. issuers, including up to 10% in emerging markets issuers.
Pioneer Real Estate Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pres_SupplementTextBlock
PIONEER REAL ESTATE SHARES

Supplement to the Prospectus and Summary Prospectus,
each dated May 1, 2017

INVESTMENT POLICY CHANGES

Currently, the fund may invest up to 10% of its total assets in securities of non-U.S. issuers. Up to 5% of the fund's total assets may be invested in the securities of emerging markets issuers.

Effective January 1, 2018, the fund may invest up to 25% of its total assets in securities of non-U.S. issuers, including up to 10% in emerging markets issuers.